Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	16,795,474	626,989	626,989
Common stock, shares outstanding	16,795,474	626,989	626,989